Retirement benefit obligations - The fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	$ 61
Interest income	2	$ (3)	$ (5)
Remeasurement (gain)/loss:
The return on plan assets (excluding amounts included in net interest expense)	34	96	134
At July 31	(96)	61
Actual return on plan assets	68	138
Plan assets [member]
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	2,122	1,904
Interest income	34	42
Employers’ contributions	56	15
Benefit payments	(77)	(73)
Remeasurement (gain)/loss:
The return on plan assets (excluding amounts included in net interest expense)	34	96
Exchange rate adjustment	135	138
At July 31	2,304	2,122	1,904
UK
Remeasurement (gain)/loss:
Actual return on plan assets	49	133
UK | Plan assets [member]
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	2,012	1,788
Interest income	31	39
Employers’ contributions	55	15
Benefit payments	(68)	(64)
Remeasurement (gain)/loss:
The return on plan assets (excluding amounts included in net interest expense)	18	94
Exchange rate adjustment	127	140
At July 31	2,175	2,012	1,788
Non-UK
Remeasurement (gain)/loss:
Actual return on plan assets	19	5
Non-UK | Plan assets [member]
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	110	116
Interest income	3	3
Employers’ contributions	1	0
Benefit payments	(9)	(9)
Remeasurement (gain)/loss:
The return on plan assets (excluding amounts included in net interest expense)	16	2
Exchange rate adjustment	8	(2)
At July 31	$ 129	$ 110	$ 116